GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 18,867	$ 18,579
Acquisitions and others	6,802	288	3,469
Impairment (see note 2m)	(450)
Goodwill, Ending Balance	25,219	18,867	18,579
Syneron [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	8,206	8,206
Acquisitions and others
Impairment (see note 2m)
Goodwill, Ending Balance	8,206	8,206	8,206
LI [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,005	2,950
Acquisitions and others	73	55	75
Impairment (see note 2m)
Goodwill, Ending Balance	3,078	3,005	2,950
Fluorinex [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,501	1,501
Acquisitions and others
Impairment (see note 2m)	(450)
Goodwill, Ending Balance	1,051	1,501	1,501
RBT [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,528	2,528
Acquisitions and others
Impairment (see note 2m)
Goodwill, Ending Balance	2,528	2,528	2,528
THB [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,627	3,394
Acquisitions and others		233	3,394
Impairment (see note 2m)
Goodwill, Ending Balance	3,627	3,627	3,394
Ultrashape [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance
Acquisitions and others	5,544
Impairment (see note 2m)
Goodwill, Ending Balance	5,544
Transpharma [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance
Acquisitions and others	1,185
Impairment (see note 2m)
Goodwill, Ending Balance	$ 1,185